Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended		74 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Alternative Energy Fund
Average Annual Return, Percent	26.65%	0.63%					7.78%
Guinness Atkinson Asia Focus Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Asia Focus Fund
Average Annual Return, Percent	29.67%	(0.68%)					7.23%
Guinness Atkinson China & Hong Kong Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name							China & Hong Kong Fund
Average Annual Return, Percent	28.96%	(4.71%)					3.64%
Guinness Atkinson Global Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Global Energy Fund
Average Annual Return, Percent	16.90%	18.24%					5.52%
Guinness Atkinson Global Innovators Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Global Innovators Fund - Investor Class
Average Annual Return, Percent	20.24%	11.35%					14.64%
Guinness Atkinson Global Innovators Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Global Innovators Fund - Institutional Class
Average Annual Return, Percent	20.54%	11.63%					14.92%
Guinness Atkinson Asia Pacific Dividend Builder ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Asia Pacific Dividend Builder ETF
Average Annual Return, Percent	22.42%	7.53%					9.37%
Guinness Atkinson Dividend Builder ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dividend Builder ETF
Average Annual Return, Percent	11.57%	10.44%					11.25%
Guinness Atkinson Smart Transportation & Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Smart Transportation & Technology ETF
Average Annual Return, Percent	27.55%	7.24%				15.19%
Guinness Atkinson Sustainable Energy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Sustainable Energy ETF
Average Annual Return, Percent	26.47%	1.80%	5.14%
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%					12.16%
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI AC Far East ex Japan Index (Net Return)
Average Annual Return, Percent	40.69%	3.19%					8.47%
Guinness Atkinson China & Hong Kong Fund | MSCI China Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI China Index (Net Return)
Average Annual Return, Percent	31.17%	(3.19%)					5.53%
Guinness Atkinson Global Energy Fund | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%					12.16%
Guinness Atkinson Global Innovators Fund | Investor Class | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%					12.16%
Guinness Atkinson Global Innovators Fund | Institutional Class | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%					12.16%
Guinness Atkinson Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI AC Pacific Ex-Japan Index (Net Return)
Average Annual Return, Percent	35.79%	3.77%					8.39%
Guinness Atkinson Dividend Builder ETF | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%					12.16%
Guinness Atkinson Smart Transportation & Technology ETF | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%				13.24%
Guinness Atkinson Sustainable Energy ETF | MSCI World Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Average Annual Return, Percent	21.09%	12.14%	13.19%
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Energy Index (Net Return)
Average Annual Return, Percent	13.32%	19.53%					7.62%